Purchased Loans (Tables)	12 Months Ended
Dec. 31, 2021
Purchased loans [line Items]
Loans purchased in business combinations
Loans purchased in business combinations that exhibited, at the date of acquisition, evidence of deterioration of the credit quality since origination, such that it was probable that all contractually required payments would not be collected, were as follows as of December 31:

2020
Real Estate:
Land Development and Construction	$8
1-4 Family Mortgages	25

Total Real Estate Loans	33
Business Loans:
Commercial and Industrial Loans	305

Total Business Loans	305
Total PCD Loans	$338

Financial asset acquired with credit deterioration [Member]
Purchased loans [line Items]
Composition of net loans
The following is a summary of purchased loans at December 31:

2020
Real Estate:
Land Development and Construction	$6,153
Farmland	520
1-4 Family Mortgages	23,306
Commercial Real Estate	24,237

Total Real Estate Loans	54,216
Business Loans:
Commercial and Industrial Loans	7,871
Farm Production and Other Farm Loans	755

Total Business Loans	8,626
Consumer Loans:
Other Consumer Loans	940

Total Consumer Loans	940

Total Gross Loans	63,782
Total Purchased Loans	$63,782

Aging analysis of past due loans, segregated by class
An age analysis of past due loans, segregated by class of loans, as of December 31, 2020 is as follows:

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$332	$—	$332	$5,821	$6,153	$—
Farmland	—	—	—	520	520	—
1-4 Family Mortgages	401	—	401	22,905	23,306	—
Commercial Real Estate	—	—	—	24,237	24,237	—

Total Real Estate Loans	733	—	733	53,483	54,216	—
Business Loans:
Commercial and Industrial Loans	849	—	849	7,022	7,871	—
Farm Production and Other Farm Loans	—	—	—	755	755	—

Total Business Loans	849	—	849	7,777	8,626	—
Consumer Loans:
Other Consumer Loans	35	—	35	905	940	—

Total Consumer Loans	35	—	35	905	940	—

Total Loans	$1,617	$—	$1,617	$62,165	$63,782	$—

Detailed amount of gross loans segregated by loan grade and class
The following table details the amount of gross loans by loan grade, which are consistent with the Company’s loan grades, and class for the year ended December 31, 2020:

	1,2,3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$5,364	$766	$23	$—	$—	$6,153
Farmland	357	163	—	—	—	520
1-4 Family Mortgages	21,116	1,655	535	—	—	23,306
Commercial Real Estate	22,469	1,484	284	—	—	24,237

Total Real Estate Loans	49,306	4,068	842	—	—	54,216
Business Loans:
Commercial and Industrial Loans	7,121	397	353	—	—	7,871
Farm Production and Other Farm Loans	755	—	—	—	—	755

Total Business Loans	7,876	397	353	—	—	8,626
Consumer Loans:
Other Consumer Loans	862	29	35	—	14	940

Total Consumer Loans	862	29	35	—	14	940

Total Loans	$58,044	$4,494	$1,230	$—	$14	$63,782

Charter [Member]
Purchased loans [line Items]
Certain loans acquired in transfer not accounted for as debt securities acquired during period
The following table presents the fair value of loans determined to be impaired at the time of acquisition:

Total Purchased Credit Deteriorated Loans
Contractually-required principal	$993
Nonaccretable difference	(68)

Cash flows expected to be collected	925
Accretable yield	(36)

Fair Value	$889